Employee Benefit Plans (Net Periodic Pension Cost Of The Defined Benefit Plan) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation [Abstract]
Interest cost	$ 820	$ 813	$ 836
Expected return on plan assets	(1,154)	(937)	(1,032)
Net amortization and deferral	849	960	696
Net Periodic Pension Cost	$ 515	$ 836	$ 500